ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Class of Stock [Line Items]
Dividends to be distributed to shareholders	¥ 52,438
Declared date of dividends to be distributed to shareholders	2021-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2021
Amount available for dividends under the Japanese Companies Act	¥ 754,973
Equity in undistributed earnings of the companies accounted for by the equity method	481	¥ 67,924	¥ 32,978
Restricted net assets of certain subsidiaries include regulatory capital requirements for banking and life insurance operations	12,792
Retained Earnings
Class of Stock [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 108,176